INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations and discontinued operations for the year ended December 31, 2024, 2023, and 2022 in the following jurisdictions:

	2024	2023	2022
PRC	$211,617	$2,769,080	$(4,284,019)
Hong Kong	(1,278)	(123,008)	(1,384,286)
BVI	(2,015,583)	(3,336,033)	(1,343,473)
Total (loss) before income taxes	$(1,805,244)	$(689,961)	$(7,011,778)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)	Income tax expense (benefit) from continuing operations consists of the following:
	2024	2023	2022
Current taxes	$14,143	$7,980	$69,869
Income tax expense	$14,143	$7,980	$69,869

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2024, 2023 and 2022 and was related to differences between the book and corporate income tax returns.

	2024	2023	2022
PRC statutory tax rate	25%	25%	25%
Expected income tax (benefit)	$(451,311)	$(172,490)	$(1,752,944)
Tax rate difference	(124,003)	(187,321)	227,985
Permanent differences	(109,077)	(265,279)	(1,011,482)
Tax effect of temporary differences not recognized	-	-	170,383
Tax effect of tax losses unrecognized	698,534	633,070	2,435,927
Income tax expense	$14,143	$7,980	$69,869